Hedging Financial Instruments - Summary of Information Relating to Hedges for Foreign Currency Risk (Detail) - 12 months ended Dec. 31, 2018 € in Millions, $ in Millions, $ in Millions	TWD ($)	USD ($)	EUR (€)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 41.0	$ 1.3
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	41.0
Cash flow hedges [member] | Forecast Transaction Capital Expenditures [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	(41.0)
Cash flow hedges [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	3,917.7		€ 112.0
Balance in Other Equity (Continuing Hedges)	23.6
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	34.6
Cash flow hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 6.4
Bottom of range [member] | Cash flow hedges [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity	2019-02	2019-02
Top of range [member] | Cash flow hedges [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity	2019-04	2019-04